Segment information - Adjustment to EBITDA (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Fair Value Update - Biological Asset	R$ 1,431,532	R$ 1,989,831	R$ 1,199,759
Income from disposal and write-off of property, plant and equipment and biological assets	(169,284)	(232,143)	19,436
Accruals for losses on ICMS credits	(130,726)	(348,628)	(58,003)
Other	(65,635)	(144,632)	274,577
Adjustments to EBITDA	R$ 1,065,887	R$ 1,264,428	R$ 1,435,769